UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	26,140	$3,329,713
Honeywell International, Inc.	77,664	7,232,072
Northrop Grumman Corp.	39,599	5,217,564
Rockwell Collins, Inc.	45,000	3,532,500
Textron, Inc.	15,478	557,053

		$19,868,902

Airlines — 0.2%
Southwest Airlines Co.	52,956	$1,788,324

		$1,788,324

Auto Components — 0.5%
Dana Holding Corp.	77,289	$1,481,630
Goodyear Tire & Rubber Co. (The)	19,777	446,664
Johnson Controls, Inc.	71,926	3,164,744

		$5,093,038

Automobiles — 0.5%
Ford Motor Co.	41,101	$607,884
General Motors Co.	20,000	638,800
Tesla Motors, Inc.(1)	13,266	3,219,393

		$4,466,077

Banks — 3.7%
Bank of America Corp.	191,986	$3,273,361
BankUnited, Inc.	21,449	653,980
Citigroup, Inc.	30,000	1,554,600
Fifth Third Bancorp	100,126	2,004,523
First Republic Bank	21,771	1,075,052
Huntington Bancshares, Inc.	179,679	1,748,277
JPMorgan Chase & Co.	132,867	8,003,908
KeyCorp	38,413	512,045
Regions Financial Corp.	643,924	6,464,997
SunTrust Banks, Inc.	49,905	1,897,887
Wells Fargo & Co.	158,452	8,218,905

		$35,407,535

Beverages — 1.4%
Coca-Cola Co. (The)	153,082	$6,530,478
Coca-Cola Enterprises, Inc.	21,105	936,218
PepsiCo, Inc.	60,609	5,642,092

		$13,108,788

Biotechnology — 6.7%
Amgen, Inc.	61,770	$8,676,214
Biogen Idec, Inc.(1)	35,831	11,853,253
BioMarin Pharmaceutical, Inc.(1)	23,822	1,718,996
Celgene Corp.(1)	164,526	15,593,774
Gilead Sciences, Inc.(1)	241,936	25,754,087

		$63,596,324

Building Products — 0.1%
Allegion PLC	10,516	$500,982

		$500,982

Security	Shares	Value
Capital Markets — 1.8%
E*TRADE Financial Corp.(1)	20,741	$468,539
Franklin Resources, Inc.	50,559	2,761,027
Goldman Sachs Group, Inc. (The)	19,203	3,525,095
Invesco, Ltd.	78,614	3,103,681
Morgan Stanley	53,096	1,835,529
State Street Corp.	43,478	3,200,415
T. Rowe Price Group, Inc.	23,664	1,855,258

		$16,749,544

Chemicals — 1.5%
Air Products and Chemicals, Inc.	13,083	$1,703,145
Celanese Corp., Series A	10,077	589,706
E.I. du Pont de Nemours & Co.	63,024	4,522,602
PPG Industries, Inc.	39,275	7,726,964

		$14,542,417

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	16,835	$800,168

		$800,168

Communications Equipment — 4.2%
Brocade Communications Systems, Inc.	321,783	$3,497,781
Cisco Systems, Inc.	702,082	17,671,404
Harris Corp.	6,224	413,274
QUALCOMM, Inc.	245,362	18,345,717
Riverbed Technology, Inc.(1)	26,232	486,472

		$40,414,648

Consumer Finance — 1.4%
American Express Co.	52,940	$4,634,368
Capital One Financial Corp.	10,757	877,986
Discover Financial Services	116,006	7,469,626

		$12,981,980

Containers & Packaging — 0.4%
Avery Dennison Corp.	31,661	$1,413,664
MeadWestvaco Corp.	56,858	2,327,766

		$3,741,430

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,670,612

		$1,670,612

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,684,613
CME Group, Inc.	12,294	982,967
McGraw Hill Financial, Inc.	45,235	3,820,095
Moody’s Corp.	45,252	4,276,314

		$11,763,989

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	166,227	$5,857,839
Frontier Communications Corp.	154,158	1,003,569
Verizon Communications, Inc.	145,422	7,269,646
Windstream Holdings, Inc.	131,062	1,412,848

		$15,543,902

Electric Utilities — 0.5%
American Electric Power Co., Inc.	16,075	$839,276
Edison International	62,309	3,484,319

		$4,323,595

Electrical Equipment — 0.5%
Emerson Electric Co.	78,984	$4,942,819

		$4,942,819

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%(2)
Knowles Corp.(1)	16,848	$446,472

		$446,472

Energy Equipment & Services — 1.4%
Halliburton Co.	104,167	$6,719,813
Schlumberger, Ltd.	62,574	6,363,150

		$13,082,963

Food & Staples Retailing — 0.9%
CVS Health Corp.	88,422	$7,037,507
Kroger Co. (The)	37,587	1,954,524

		$8,992,031

Food Products — 1.7%
ConAgra Foods, Inc.	48,260	$1,594,511
Hershey Co. (The)	17,810	1,699,608
Hormel Foods Corp.	10,580	543,706
Kraft Foods Group, Inc.	49,708	2,803,531
Mondelez International, Inc., Class A	265,000	9,080,225

		$15,721,581

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	91,000	$3,784,690
Baxter International, Inc.	46,730	3,353,812
Covidien PLC	25,801	2,232,045
Edwards Lifesciences Corp.(1)	11,063	1,130,085
Intuitive Surgical, Inc.(1)	12,611	5,824,012
Stryker Corp.	33,820	2,730,965

		$19,055,609

Health Care Providers & Services — 1.5%
Cigna Corp.	36,534	$3,313,268
DaVita HealthCare Partners, Inc.(1)	14,550	1,064,187
Express Scripts Holding Co.(1)	25,350	1,790,471
LifePoint Hospitals, Inc.(1)	36,055	2,494,645
McKesson Corp.	7,813	1,520,957
UnitedHealth Group, Inc.	46,743	4,031,584

		$14,215,112

Hotels, Restaurants & Leisure — 2.3%
International Game Technology	56,626	$955,281
Marriott International, Inc., Class A	92,128	6,439,747
Marriott Vacations Worldwide Corp.(1)	10,303	653,313
McDonald’s Corp.	63,685	6,037,975
Starwood Hotels & Resorts Worldwide, Inc.	35,552	2,958,282
Yum! Brands, Inc.	72,349	5,207,681

		$22,252,279

Household Durables — 0.4%
Whirlpool Corp.	25,869	$3,767,820

		$3,767,820

Household Products — 0.9%
Clorox Co. (The)	39,829	$3,825,177
Colgate-Palmolive Co.	31,592	2,060,430
Procter & Gamble Co. (The)	29,064	2,433,820

		$8,319,427

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	103,235	$1,463,872

		$1,463,872

Industrial Conglomerates — 0.9%
3M Co.	11,474	$1,625,637
General Electric Co.	280,568	7,188,152

		$8,813,789

Security	Shares	Value
Insurance — 1.4%
ACE, Ltd.	35,393	$3,711,664
Aflac, Inc.	17,703	1,031,200
Aon PLC	4,957	434,580
Genworth Financial, Inc., Class A(1)	74,552	976,631
Marsh & McLennan Cos., Inc.	15,767	825,245
Travelers Companies, Inc. (The)	43,848	4,119,081
Unum Group	70,698	2,430,597

		$13,528,998

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(1)	69,040	$22,261,257
Netflix, Inc.(1)	5,000	2,255,900
Shutterfly, Inc.(1)	27,478	1,339,278

		$25,856,435

Internet Software & Services — 8.6%
eBay, Inc.(1)	196,332	$11,118,281
Facebook, Inc., Class A(1)	224,414	17,737,682
Google, Inc., Class A(1)	40,934	24,085,975
Google, Inc., Class C(1)	39,492	22,801,101
LinkedIn Corp., Class A(1)	4,433	921,133
VeriSign, Inc.(1)	94,613	5,215,069

		$81,879,241

IT Services — 2.5%
Alliance Data Systems Corp.(1)	7,945	$1,972,505
Cognizant Technology Solutions Corp., Class A(1)	160,475	7,184,466
Fidelity National Information Services, Inc.	79,262	4,462,451
International Business Machines Corp.	21,832	4,144,368
MasterCard, Inc., Class A	38,080	2,814,874
Visa, Inc., Class A	15,924	3,397,704

		$23,976,368

Life Sciences Tools & Services — 0.2%
Bruker Corp.(1)	57,399	$1,062,743
PerkinElmer, Inc.	23,065	1,005,634

		$2,068,377

Machinery — 1.5%
Caterpillar, Inc.	27,518	$2,725,108
Dover Corp.	40,339	3,240,432
Ingersoll-Rand PLC	31,550	1,778,158
Parker Hannifin Corp.	16,981	1,938,381
Stanley Black & Decker, Inc.	51,390	4,562,918

		$14,244,997

Marine — 0.2%
Kirby Corp.(1)	17,666	$2,081,938

		$2,081,938

Media — 4.3%
CBS Corp., Class B	90,566	$4,845,281
Comcast Corp., Class A	400,923	21,561,639
Lions Gate Entertainment Corp.	23,797	784,587
Omnicom Group, Inc.	7,983	549,709
Time Warner, Inc.	17,000	1,278,570
Time, Inc.(1)	2,125	49,789
Walt Disney Co. (The)	137,164	12,211,711

		$41,281,286

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	15,665	$511,462
Newmont Mining Corp.	20,961	483,151
Nucor Corp.	23,005	1,248,712

		$2,243,325

Security	Shares	Value
Multi-Utilities — 0.8%
CMS Energy Corp.	217,119	$6,439,750
Public Service Enterprise Group, Inc.	43,527	1,620,945

		$8,060,695

Multiline Retail — 1.2%
Macy’s, Inc.	106,841	$6,216,010
Nordstrom, Inc.	28,152	1,924,752
Target Corp.	59,516	3,730,463

		$11,871,225

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	66,225	$7,901,967
ConocoPhillips	97,295	7,445,013
EOG Resources, Inc.	32,900	3,257,758
Exxon Mobil Corp.	119,578	11,246,311
Hess Corp.	28,844	2,720,566
Occidental Petroleum Corp.	34,959	3,361,308
Phillips 66	57,101	4,642,882
Spectra Energy Corp.	16,118	632,793
Williams Cos., Inc.	48,359	2,676,671
WPX Energy, Inc.(1)	41,343	994,712

		$44,879,981

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	77,774	$5,811,273

		$5,811,273

Pharmaceuticals — 3.4%
AbbVie, Inc.	6,412	$370,357
Bristol-Myers Squibb Co.	119,738	6,128,191
Eli Lilly & Co.	12,046	781,183
Johnson & Johnson	51,777	5,518,910
Mallinckrodt PLC(1)	3,225	290,734
Merck & Co., Inc.	158,250	9,381,060
Pfizer, Inc.	334,447	9,889,598

		$32,360,033

Professional Services — 0.5%
Equifax, Inc.	15,738	$1,176,258
Nielsen NV	16,843	746,650
Robert Half International, Inc.	59,102	2,895,998

		$4,818,906

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	17,730	$1,660,060
Apartment Investment & Management Co., Class A	35,696	1,135,847
Host Hotels & Resorts, Inc.	28,981	618,165
Simon Property Group, Inc.	38,580	6,343,323
Washington Prime Group, Inc.	19,290	337,189

		$10,094,584

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$733,656

		$733,656

Road & Rail — 0.9%
CSX Corp.	34,587	$1,108,859
Kansas City Southern	4,645	562,974
Norfolk Southern Corp.	10,785	1,203,606
Ryder System, Inc.	12,392	1,114,908
Union Pacific Corp.	37,756	4,093,506

		$8,083,853

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	56,522	$2,797,274
ASML Holding NV - NY Shares	26,394	2,608,255
Cypress Semiconductor Corp.(1)	245,589	2,425,191
Intel Corp.	750,054	26,116,880
Microchip Technology, Inc.	30,000	1,416,900
NXP Semiconductors NV(1)	42,233	2,890,004
ON Semiconductor Corp.(1)	149,333	1,335,037
Tessera Technologies, Inc.	50,120	1,332,190
Texas Instruments, Inc.	199,048	9,492,599

		$50,414,330

Software — 6.7%
Microsoft Corp.	1,108,109	$51,371,933
Oracle Corp.	259,569	9,936,301
Red Hat, Inc.(1)	28,914	1,623,521
TiVo, Inc.(1)	42,923	549,200

		$63,480,955

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	28,636	$3,731,271
Best Buy Co., Inc.	28,506	957,516
Gap, Inc. (The)	35,268	1,470,323
Home Depot, Inc. (The)	58,008	5,321,654
Tiffany & Co.	39,926	3,845,273

		$15,326,037

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	782,760	$78,863,070
Hewlett-Packard Co.	10,000	354,700

		$79,217,770

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	73,632	$6,567,974

		$6,567,974

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	99,397	$966,139

		$966,139

Tobacco — 1.1%
Altria Group, Inc.	27,194	$1,249,292
Lorillard, Inc.	17,939	1,074,726
Philip Morris International, Inc.	94,920	7,916,328

		$10,240,346

Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$3,558,056

		$3,558,056

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	14,940	$559,055

		$559,055

Total Common Stocks — 100.0% (identified cost $388,040,558)		$951,641,862

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	180	$4,105	10/3/14	$(83,700)
NASDAQ 100 Index	225	4,150	10/10/14	(148,500)
NASDAQ 100 Index	295	4,125	10/18/14	(629,825)
NASDAQ 100 Index	185	4,080	10/24/14	(916,675)
S&P 500 Index	665	2,010	10/3/14	(21,613)
S&P 500 Index	650	2,015	10/10/14	(126,750)
S&P 500 Index	650	2,025	10/18/14	(154,375)
S&P 500 Index	755	2,000	10/24/14	(921,100)

Total Call Options Written (premiums received $6,382,107)				$(3,002,538)

Other Assets, Less Liabilities — 0.3%				$2,853,009

Net Assets — 100.0%				$951,492,333

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$387,943,320

Gross unrealized appreciation	$563,766,406
Gross unrealized depreciation	(67,864)

Net unrealized appreciation	$563,698,542

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,955	$8,060,086
Options written	36,790	71,967,029
Options terminated in closing purchase transactions	(26,045)	(52,315,025)
Options expired	(11,095)	(21,329,983)

Outstanding, end of period	3,605	$6,382,107

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,002,538.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$951,641,862 *	$—	$—	$951,641,862
Total Investments	$951,641,862	$—	$—	$951,641,862

Liability Description
Call Options Written	$(3,002,538)	$—	$—	$(3,002,538)
Total	$(3,002,538)	$—	$—	$(3,002,538)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014